                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

  PAR
AMOUNT
 (000)                   DESCRIPTION                  COUPON   MATURITY       VALUE
------   ------------------------------------------   ------   --------   ------------
         CORPORATE BONDS 167.3%
         AEROSPACE 1.8%
$  370   DAE Aviation Holdings, Inc. (b)...........   11.250%  08/01/15   $    388,500
 1,005   Hexcel Corp. .............................    6.750   02/01/15        997,463
                                                                          ------------
                                                                             1,385,963
                                                                          ------------
         BROADCASTING 2.2%
   420   LIN Television Corp. .....................    6.500   05/15/13        410,550
   335   LIN Television Corp., Ser B ..............    6.500   05/15/13        327,463
   515   Salem Communications Corp. ...............    7.750   12/15/10        517,575
   495   Univision Communications, Inc. (a) (b) ...    9.750   03/15/15        485,100
                                                                          ------------
                                                                             1,740,688
                                                                          ------------
         CABLE 8.5%
 1,175   Cablevision Systems Corp. (c).............    9.820   04/01/09      1,216,125
   495   CCH I LLC ................................   11.000   10/01/15        503,662
   350   CCH II LLC................................   10.250   09/15/10        359,625
   495   Echostar DBS Corp. .......................    5.750   10/01/08        496,238
 1,740   Echostar DBS Corp. .......................    6.375   10/01/11      1,753,050
   340   Echostar DBS Corp. .......................    6.625   10/01/14        342,550
    80   Intelsat Subsidiary Holding Co., Ltd.
            (Bermuda) .............................    8.250   01/15/13         81,600
   950   Intelsat Subsidiary Holding Co., Ltd.
            (Bermuda) .............................    8.625   01/15/15        973,750
   145   NTL Cable PLC (United Kingdom) ...........    8.750   04/15/14        149,350
   100   NTL Cable PLC (United Kingdom) ...........    9.125   08/15/16        104,250
   693   PanAmSat Corp. ...........................    9.000   08/15/14        717,255
                                                                          ------------
                                                                             6,697,455
                                                                          ------------
         CHEMICALS 8.8%
   611   Equistar Chemicals, LP ...................   10.125   09/01/08        633,913
   343   Equistar Chemicals, LP ...................   10.625   05/01/11        360,150
   740   Innophos, Inc. ...........................    8.875   08/15/14        736,300
   705   Koppers, Inc. ............................    9.875   10/15/13        749,062
 1,350   Lyondell Chemical Co. ....................   10.500   06/01/13      1,458,000
 1,450   Nalco Co. ................................    7.750   11/15/11      1,486,250
   750   Terra Capital, Inc. ......................    7.000   02/01/17        735,000
   834   Westlake Chemical Corp. ..................    6.625   01/15/16        796,470
                                                                          ------------
                                                                             6,955,145
                                                                          ------------
         CONSUMER PRODUCTS 2.8%
   990   Jarden Corp. .............................    7.500   05/01/17        962,775
   565   Oxford Industrials, Inc. .................    8.875   06/01/11        573,475
   740   Steinway Musical Instruments, Inc. (b) ...    7.000   03/01/14        706,700
                                                                          ------------
                                                                             2,242,950
                                                                          ------------
         DIVERSIFIED MEDIA 5.8%
 1,425   CanWest Media, Inc. (Canada) .............    8.000   09/15/12      1,403,625
   685   Dex Media West, LLC, Ser B ...............    9.875   08/15/13        732,094
 1,095   Idearc, Inc. .............................    8.000   11/15/16      1,097,737
   515   Interpublic Group of Cos., Inc. ..........    6.250   11/15/14        463,500
   985   Valassis Communications, Inc. (b) ........    8.250   03/01/15        861,875
                                                                          ------------
                                                                             4,558,831
                                                                          ------------
         ENERGY 15.4%
 1,440   CHC Helicopter Corp. (Canada) ............    7.375   05/01/14      1,375,200
 1,825   Chesapeake Energy Corp. ..................    6.625   01/15/16      1,825,000
   350   Chesapeake Energy Corp. ..................    7.500   09/15/13        361,375
   230   Cimarex Energy Co. .......................    7.125   05/01/17        229,425

   565   Compagnie Generale de Geophysique, SA
            (France) ..............................    7.500   05/15/15        584,775
 1,500   Frontier Oil Corp. .......................    6.625   10/01/11      1,481,250
 1,670   Hilcorp Energy/Finance Corp. (b)..........    7.750   11/01/15      1,640,775
 1,100   Kinder Morgan, Inc. ......................    6.500   09/01/12      1,094,665
 1,310   Massey Energy Co. ........................    6.875   12/15/13      1,228,125
   620   OPTI Canada, Inc. (Canada) (b)............    8.250   12/15/14        627,750
   650   Pacific Energy Partners, LP...............    7.125   06/15/14        667,183
 1,085   Pogo Producing Co. .......................    6.875   10/01/17      1,095,850
                                                                          ------------
                                                                            12,211,373
                                                                          ------------
         FINANCIAL 1.0%
   205   Capmark Financial Group, Inc. (b).........    5.875   05/10/12        186,881
    85   Capmark Financial Group, Inc. (b).........    6.300   05/10/17         74,103
   476   UCAR Finance, Inc. .......................   10.250   02/15/12        498,610
                                                                          ------------
                                                                               759,594
                                                                          ------------
         FOOD & DRUG 1.8%
   845   Rite Aid Corp. ...........................    8.125   05/01/10        851,338
   560   SUPERVALU, Inc. ..........................    7.500   05/15/12        582,810
                                                                          ------------
                                                                             1,434,148
                                                                          ------------
         FOOD & TOBACCO 10.0%
   465   Constellation Brands, Inc. (b)............    7.250   05/15/17        467,325
 1,300   Constellation Brands, Inc. ...............    8.000   02/15/08      1,306,500
   635   Michael Foods, Inc. ......................    8.000   11/15/13        638,175
   930   Pilgrim's Pride Corp. ....................    7.625   05/01/15        948,600
   725   Reynolds American, Inc. ..................    6.500   07/15/10        747,643
   380   Smithfield Foods, Inc. ...................    7.625   02/15/08        381,900
 1,810   Smithfield Foods, Inc., Ser B ............    8.000   10/15/09      1,877,875
 1,500   Tyson Foods, Inc. ........................    6.850   04/01/16      1,553,276
                                                                          ------------
                                                                             7,921,294
                                                                          ------------
         FOREST PRODUCTS 7.1%
 1,270   Crown Americas LLC .......................    7.625   11/15/13      1,309,687
   850   Georgia-Pacific Corp. (b).................    7.125   01/15/17        826,625
 1,000   Graphic Packaging International, Inc. ....    9.500   08/15/13      1,032,500
 2,083   Owens-Brockway Glass Containers, Inc. ....    8.875   02/15/09      2,124,660
   320   P.H. Glatfelter Co. ......................    7.125   05/01/16        320,000
                                                                          ------------
                                                                             5,613,472
                                                                          ------------
         GAMING & LEISURE 15.0%
   750   Caesars Entertainment, Inc. ..............    8.875   09/15/08        767,813
   965   Host Marriott LP .........................    6.375   03/15/15        948,113
 1,135   Host Marriott LP, Ser J ..................    7.125   11/01/13      1,149,187
 1,630   Isle of Capri Casinos, Inc. ..............    7.000   03/01/14      1,467,000
 1,370   Las Vegas Sands Corp. ....................    6.375   02/15/15      1,332,325
 2,900   MGM Mirage, Inc. .........................    6.000   10/01/09      2,892,750
 1,510   Mohegan Tribal Gaming Authority ..........    7.125   08/15/14      1,521,325
 1,160   Station Casinos, Inc. ....................    6.000   04/01/12      1,107,800
   175   Station Casinos, Inc. ....................    6.875   03/01/16        153,125
   490   Station Casinos, Inc. ....................    7.750   08/15/16        487,550
                                                                          ------------
                                                                            11,826,988
                                                                          ------------
         HEALTH CARE 19.0%
   725   Community Health Systems, Inc. (b) .......    8.875   07/15/15        748,563
 1,845   DaVita, Inc. .............................    6.625   03/15/13      1,840,387
 1,485   Fisher Scientific International, Inc. ....    6.125   07/01/15      1,460,126
 1,000   FMC Finance III, SA (Luxembourg) (b) .....    6.875   07/15/17      1,000,000
    97   Fresenius Medical Care Capital Trust II ..    7.875   02/01/08        974,850
 1,290   Fresenius Medical Care Capital Trust IV ..    7.875   06/15/11      1,344,825
   595   HCA, Inc. ................................    5.750   03/15/14        500,544
   170   HCA, Inc. ................................    6.250   02/15/13        150,875
   895   HCA, Inc. ................................    6.375   01/15/15        765,225

   882   HCA, Inc. ................................    8.750   09/01/10        895,230
   465   HCA, Inc. (b) ............................    9.125   11/15/14        491,738
   165   Invacare Corp. ...........................    9.750   02/15/15        165,825
   735   Omnicare, Inc. ...........................    6.750   12/15/13        689,062
   710   Omnicare, Inc. ...........................    6.875   12/15/15        660,300
   750   Res-Care, Inc. ...........................    7.750   10/15/13        746,250
   575   Tenet Healthcare Corp. ...................    9.875   07/01/14        529,000
 1,405   Ventas Realty, LP (REIT) .................    6.750   06/01/10      1,429,587
   650   Warner Chilcott Corp. ....................    8.750   02/01/15        676,000
                                                                          ------------
                                                                            15,068,387
                                                                          ------------
         HOUSING 1.8%
 1,090   Interface, Inc. Ser B ....................    9.500   02/01/14      1,144,500
   370   Realogy Corp. (b).........................   10.500   04/15/14        316,350
                                                                          ------------
                                                                             1,460,850
                                                                          ------------
         INFORMATION TECHNOLOGY 3.1%
 1,095   Freescale Semiconductor, Inc..............    8.875   12/15/14      1,062,150
 1,340   Iron Mountain, Inc. ......................    8.625   04/01/13      1,363,450
                                                                          ------------
                                                                             2,425,600
                                                                          ------------
         MANUFACTURING 5.2%
   330   Baldor Electric Co. ......................    8.625   02/15/17        346,500
 1,200   Case New Holland, Inc. ...................    7.125   03/01/14      1,236,000
   925   JohnsonDiversey, Inc., Ser B .............    9.625   05/15/12        943,500
   540   Propex Fabrics, Inc. .....................   10.000   12/01/12        413,100
 1,140   RBS Global, Inc. & Rexnord Corp. .........    9.500   08/01/14      1,185,600
                                                                          ------------
                                                                             4,124,700
                                                                          ------------
         METALS 3.7%
   245   Foundation, PA Coal Co. ..................    7.250   08/01/14        241,325
   735   Freeport-McMoRan Copper & Gold, Inc. .....    8.375   04/01/17        804,825
 1,950   Novelis, Inc. (Canada) ...................    7.250   02/15/15      1,891,500
                                                                          ------------
                                                                             2,937,650
                                                                          ------------
         RETAIL 6.5%
 1,045   Brown Shoe Co., Inc. .....................    8.750   05/01/12      1,081,575
 1,400   JC Penney Corp., Inc. ....................    8.000   03/01/10      1,490,584
 2,150   Phillips-Van Heusen Corp. ................    7.250   02/15/11      2,182,250
   365   SUPERVALU, Inc. ..........................    7.500   11/15/14        373,213
                                                                          ------------
                                                                             5,127,622
                                                                          ------------
         SERVICES 3.7%
 2,210   Allied Waste North America, Inc. .........    6.375   04/15/11      2,226,575
    45   Allied Waste North America, Inc. .........    7.875   04/15/13         46,687
   416   Aramark Services, Inc. ...................    5.000   06/01/12        369,200
   215   Aramark Services, Inc. ...................    8.500   02/01/15        220,375
    60   Aramark Services, Inc. (c)................    8.856   02/01/15         60,900
                                                                          ------------
                                                                             2,923,737
                                                                          ------------
         TELECOMMUNICATIONS 9.0%
   861   Axtel, SA (Mexico) .......................   11.000   12/15/13        937,198
   375   Citizens Communications Co. ..............    6.250   01/15/13        367,500
   500   Exodus Communications, Inc. (d) (e) (f) ..   11.250   07/01/08              0
   290   Nordic Tel Co. Holdings (Denmark) (b) ....    8.875   05/01/16        307,400
 1,000   Qwest Corp. ..............................    7.875   09/01/11      1,055,000
 3,000   Qwest Corp. (c)...........................    8.944   06/15/13      3,217,500
   815   Wind Acquisition Finance, SA
            (Luxembourg) (b) ......................   10.750   12/01/15        906,687
   345   Windstream Corp. .........................    8.125   08/01/13        364,838
                                                                          ------------
                                                                             7,156,123
                                                                          ------------

         TRANSPORTATION 16.1%
 1,115   Arvin Meritor, Inc. ......................    8.750   03/01/12      1,142,875
   390   Asbury Automotive Group, Inc.(b) .........    7.625   03/15/17        360,750
 1,720   Ford Motor Credit Co. ....................    5.800   01/12/09      1,661,783
   615   Ford Motor Credit Co. ....................    7.000   10/01/13        556,432
   990   Ford Motor Credit Co. ....................    7.250   10/25/11        928,535
 1,175   General Motors Acceptance Corp. ..........    4.375   12/10/07      1,169,338
 2,140   General Motors Acceptance Corp. ..........    6.875   09/15/11      2,038,279
   710   General Motors Corp. .....................    7.125   07/15/13        653,200
 1,225   Petro Stopping Centers, LP ...............    9.000   02/15/12      1,286,250
 2,250   Sonic Automotive, Inc., Ser B ............    8.625   08/15/13      2,233,125
   730   United Auto Group, Inc. ..................    7.750   12/15/16        702,625
                                                                          ------------
                                                                            12,733,192
                                                                          ------------
         UTILITY 13.2%
 1,275   AES Corp. ................................    7.750   03/01/14      1,300,500
    41   AES Corp. ................................    8.875   02/15/11         42,999
   127   AES Corp. ................................    9.375   09/15/10        134,620
   615   CMS Energy Corp. .........................    6.300   02/01/12        617,640
   700   CMS Energy Corp. .........................    8.500   04/15/11        755,237
 1,950   Colorado Interstate Gas Co. ..............    6.800   11/15/15      2,028,415
   795   Dynegy Holdings, Inc. (b) ................    7.750   06/01/19        764,194
   800   Intergen NV (Netherlands) (b) ............    9.000   06/30/17        844,000
   465   IPALCO Enterprises, Inc. .................    8.375   11/14/08        476,625
   405   IPALCO Enterprises, Inc. .................    8.625   11/14/11        430,312
   510   Nevada Power Co., Ser A ..................    8.250   06/01/11        556,757
   765   NRG Energy, Inc. .........................    7.375   01/15/17        766,912
   484   PSEG Energy Holdings .....................    8.625   02/15/08        488,942
   735   Reliant Energy, Inc. .....................    7.875   06/15/17        743,269
   315   Sierra Pacific Power Co., Ser H ..........    6.250   04/15/12        322,560
   175   TXU Energy Co. ...........................    7.000   03/15/13        192,395
                                                                          ------------
                                                                            10,465,377
                                                                          ------------
         WIRELESS COMMUNICATIONS 5.8%
   265   American Tower Corp. .....................    7.125   10/15/12        272,288
 1,425   American Tower Corp. .....................    7.500   05/01/12      1,471,312
 1,775   Nextel Communications, Inc., Ser E .......    6.875   10/31/13      1,783,662
 1,000   Rural Cellular Corp. .....................    8.250   03/15/12      1,042,500
                                                                          ------------
                                                                             4,569,762
                                                                          ------------
         TOTAL CORPORATE BONDS 167.3% .............                        132,340,901
                                                                          ------------
         COLLATERALIZED MORTGAGE OBLIGATIONS 2.9%
   443   American Home Mortgage Assets (c) ........    5.431   06/25/47        425,914
   450   Countrywide Alternative Loan Trust (c) ...    5.651   10/25/46        304,222
   375   Countrywide Alternative Loan Trust (c) ...    5.951   01/25/36        278,089
   375   Harborview Mortgage Loan Trust (c) .......    5.699   08/21/36        258,022
   700   Lehman XS Trust (c) ......................    6.131   03/25/47        568,750
   548   Luminent Mortgage Trust (c)...............    5.491   07/25/36        432,737
                                                                          ------------
         TOTAL COLLATERALIZED MORTGAGE
            OBLIGATIONS ...........................                          2,267,734
                                                                          ------------
EQUITIES 0.0%
DecisionOne Corp. (5,483 Common Shares) (f) (g)....                                  0
Hosiery Corp. of America, Inc., Class A (1,000
   Common Shares) (f) (g) .........................                                  0
NEON Communications Group, Inc. (344 Common
   Shares) (g) ....................................                              1,686
VS Holdings, Inc. (20,207 Common Shares) (f) (g) ..                                  0
XO Holdings, Inc. (681 Common Shares) (g)..........                              2,315
XO Holdings, Inc., Ser A (1,364 Common Stock
   Warrants, expiring 01/16/10) (g) ...............                                675
XO Holdings, Inc., Ser B (1,022 Common Stock
   Warrants, expiring 01/16/10) (g) ...............                                307

XO Holdings, Inc., Ser C (1,022 Common Stock
   Warrants, expiring 01/16/10) (g) ...............                                153
                                                                          ------------
TOTAL EQUITIES 0.0% ...............................                              5,136
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS 170.2%
   (Cost $137,444,579) ............................                        134,613,771
                                                                          ------------

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENTS 8.4%
Banc of America Securities ($2,191,552 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 5.10%,
   dated 09/28/07, to be sold on 10/01/07 at
   $2,192,484) ....................................                          2,191,552
Citigroup Global Markets, Inc. ($1,948,047 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at
   $1,948,842) ....................................                          1,948,047
State Street Bank & Trust Co. ($2,527,401 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at
   $2,528,360) ....................................                          2,527,401
                                                                          ------------
TOTAL REPURCHASE AGREEMENTS .......................                          6,667,000
                                                                          ------------

GOVERNMENT AGENCY OBLIGATIONS 0.7%
United States Treasury Bill ($600,000 par, yielding
   5.011%, 01/10/08 maturity) (h) .................                            591,891
                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS 9.1%
   (Cost $7,258,891) ..............................                          7,258,891
                                                                          ------------

TOTAL INVESTMENTS 179.3%
   (Cost $144,703,470) ............................                        141,872,662

OTHER ASSETS IN EXCESS OF LIABILITIES 3.6% ........                          2,829,675

PREFERRED SHARES (INCLUDING ACCRUED
   DISTRIBUTIONS) (82.9%) .........................                        (65,588,596)
                                                                          ------------
NET ASSETS 100.0% .................................                       $ 79,113,741
                                                                          ------------

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)  Payment-in-kind security.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)  Floating Rate Coupon

(d)  Non-income producing as security is in default.

(e)  This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) Non-income producing security as this stock currently does not declare dividends.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

REIT - Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                         UNREALIZED
                                                                       APPRECIATION/
                                                           CONTRACTS    DEPRECIATION
                                                           ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2007
   (Current Notional Value of $207,047 per contract) ...       17          15,495
U.S. Treasury Notes 5-Year Futures, December 2007
   (Current Notional Value of $107,031 per contract) ...       25          18,648
 U.S. Treasury Notes 10-Year Futures, December 2007
   (Current Notional Value of $109,281 per contract) ...       88         $68,768
                                                              ---         -------

SHORT CONTRACTS:
U.S. Treasury Bond Futures, December 2007 (Current
   Notional Value of $111,344 per contract) ............       85          (4,305)
                                                              ---         -------
                                                              215         $98,606
                                                              ---         -------

SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:
CREDIT DEFAULT SWAPS

                                                        PAY/
                                                      RECEIVE                NOTIONAL
                                          BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
    COUNTERPARTY      REFERENCE ENTITY   PROTECTION     RATE       DATE        (000      PAYMENTS     VALUE
    ------------      ----------------   ----------   -------   ----------   --------   ---------   ---------
JP Morgan
   Chase Bank, N.A.      CDX.NA.HY.8        Sell       2.75%     06/20/12    $4,300     $(290,250)  $(113,879)
                                                                                        ---------   ---------

INTEREST RATE SWAPS

                                        PAY/
                                       RECEIVE                        NOTIONAL
                         FLOATING     FLOATING   FIXED   EXPIRATION    AMOUNT     UPFRONT
    COUNTERPARTY        RATE INDEX      RATE      RATE      DATE        (000)     PAYMENTS     VALUE
    ------------      -------------   --------   -----   ----------   --------   ---------   --------
JP Morgan
   Chase Bank, N.A.   USD-LIBOR BBA      Pay     5.428%   08/20/17     $9,700    $     -0-   $165,428

JP Morgan
   Chase Bank, N.A.   USD-LIBOR BBA      Pay     5.361    08/24/17      8,200          -0-     96,384
                                                                                 ---------   --------
Total Interest Rate
   Swaps                                                                               -0-    261,812
                                                                                 ---------   --------
TOTAL SWAP AGREEMENTS                                                            $(290,250)  $147,933
                                                                                 ---------   --------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007